PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Cost	$ 9,715	$ 9,629
Accumulated depreciation	6,343	4,982
Depreciated cost	3,372	4,647
Depreciation	1,394	1,593	$ 1,484
Computers, software and related equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,371	1,346
Accumulated depreciation	1,166	958
Laboratory equipment and office furniture [Member]
Property, Plant and Equipment [Line Items]
Cost	5,808	5,752
Accumulated depreciation	4,247	3,369
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	2,536	2,531
Accumulated depreciation	930	655
Obsolete property and equipment and certain nonfunctional Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	87	12
Accumulated depreciation	$ 33	$ 12